Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2013
Investments in Unconsolidated Joint Ventures
Investments in Unconsolidated Joint Ventures

7. Investments in Unconsolidated Joint Ventures

        Investments in unconsolidated joint ventures represent our ownership interest in real estate development and mortgage lending services, which are not considered VIEs, and are accounted for under the equity method, in accordance with ASC 323, when we have less than a controlling interest and significant influence, or are not the primary beneficiary, as defined in ASC 810. While we have a 51% ownership in Pelican Landing Timeshare Ventures, the noncontrolling interest has substantive participating rights relating to operating decisions of the venture and, therefore, we account for our investment under the equity method.

        Our investments in unconsolidated joint ventures are summarized in the table below.

		Percentage of Ownership
		December 31,
Name of Joint Venture	Description	2013	2012
Pelican Landing Timeshares Ventures ("Pelican Landing")	Multi-family timeshare units—Bonita Springs, Florida	51.0%	51.0%
Florida Home Finance Group LLC ("FHFG")	Mortgage banking operations	—	49.9%

        In conjunction with the Reorganization (Note 1) and in accordance with ASC 852, Reorganizations ("ASC 852"), we revalued our investments in unconsolidated joint ventures to fair value, which resulted in our carrying value in Pelican Landing being written down to zero and our carrying value in FHFG being increased by $2.0 million. These fair values were determined primarily using a discounted cash flow model to value the underlying net assets of the respective joint ventures. We record our investments in unconsolidated joint ventures in other assets in the accompanying consolidated balance sheets (Note 6).

        Our equity in earnings from unconsolidated joint ventures, which has been included in other income in the accompanying consolidated statements of operations, was $0.3 million and $0.4 million during the years ended December 31, 2012 and 2011, respectively. The corresponding loss for the year ended December 31, 2013 was nominal.

        Our share of net earnings or losses is based upon our ownership interest. Pelican Landing incurred net losses for the years 2010 through 2013; therefore, in accordance with ASC 323, we have discontinued applying the equity method for our share of the net losses, as Pelican Landing's return to profitability is not assured. We may be required to make additional cash contributions to the joint venture to avoid the loss of all or a portion of our interest in such venture. Although Pelican Landing does not have outstanding debt, the partners may agree to incur debt to fund partnership and joint operations in the future.

        The basis differences between the carrying values of our investments in each joint venture and the respective equity in the joint venture is primarily attributable to the discontinuation of the equity method for Pelican Landing and the fair value adjustments discussed above. As of December 31, 2013 and 2012, our investment basis in the joint ventures was less than our ownership share of the capital on the partnerships' books by $4.4 million and $6.1 million, respectively.

        During December 2012, we received a distribution of capital of $1.9 million from FHFG in contemplation of the dissolution of such joint venture. We recorded such payment as a reduction of our carrying value of the FHFG investment. During April 2013, FHFG was dissolved and liquidated and, as a result, we received a final cash payment of $0.6 million, thereby terminating our investment in the joint venture.

        Condensed combined financial information of our unconsolidated joint ventures is summarized in the tables below.

	December 31,
	2013	2012
	(in thousands)
Assets
Real estate investments	$3,624	$5,285
Other assets	6,098	10,535

Total assets	$9,722	$15,820

Liabilities and partners' capital
Total liabilities	$1,042	$2,474
Capital—other partners	4,253	6,553
Capital—the Company	4,427	6,793

Total liabilities and partners' capital	$9,722	$15,820

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Combined results of operations
Revenues	$2,074	$5,967	$5,711

Net loss	$(3,345)	$(630)	$(2,668)